CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 CNY (¥) ¥ / shares shares		Dec. 31, 2020 USD ($) $ / shares shares		Dec. 31, 2019 CNY (¥) ¥ / shares shares		Dec. 31, 2018 CNY (¥) ¥ / shares shares
Net revenues
Others		¥ 706,120		$ 108,218		¥ 908,519		¥ 468,001
Total net revenues		13,230,945		2,027,731		6,239,309		829,476
Cost of revenues	[1]	(9,509,589)		(1,457,408)		(4,552,658)		(725,701)
Gross profit		3,721,356		570,323		1,686,651		103,775
Operating expenses
Research and development expenses	[1]	(2,096,796)		(321,348)		(1,633,668)		(514,854)
Sales and marketing expenses		(3,484,814)		(534,071)	[1]	(2,794,724)	[1]	(463,953)	[1]
General and administrative expenses		(1,016,544)		(155,792)	[1]	(938,219)	[1]	(391,837)	[1]
Total operating expenses		(6,598,154)		(1,011,211)		(5,366,611)		(1,370,644)
Gain on disposal of business		0		0		82,699		0
Other income		56,111		8,599		39,306		11,904
Operating loss		(2,820,687)		(432,289)		(3,557,955)		(1,254,965)
Interest expense		(522,015)		(80,002)		(266,517)		(8,616)
Interest income and investment income		614,014		94,102		426,631		327,438
Foreign currency exchange (losses) gains, net		(118,859)		(18,216)		8,639		(565)
Gain on disposal and deemed disposal of investments		1,897,128		290,748		0		16,178
Gain on fair value changes of investments		1,127,714		172,830		2,679,312		1,487,405
Fair value change on derivatives		(42,320)		(6,486)		(16,011)		0
Other non-operating expenses		(17,257)		(2,645)		0		(2,000)
Income (loss) before income tax expenses		117,718		18,042		(725,901)		564,875
Income tax (expenses) benefit		(192,337)		(29,477)		141,108		(67,800)
Income (loss) before share of income in equity method investments, net of income taxes		(74,619)		(11,435)		(584,793)		497,075
Share of income (loss) in equity method investments, net of income taxes		(51,759)		(7,932)		41,315		120,636
Net income (loss) from continuing operations		(126,378)		(19,367)		(543,478)		617,711
Net income from discontinued operations		9,849,538		1,509,507		4,243,507		1,497,986
Net income		9,723,160		1,490,140		3,700,029		2,115,697
Less: Net (loss) income attributable to the non-controlling interest shareholders and the mezzanine equity classified non-controlling interest shareholders		48,129		7,376		254,794		(93,310)
Net income attributable to controlling interest of JOYY Inc.		9,675,031		1,482,764		3,445,235		2,209,007
Net income (loss) from continuing operations attributable to controlling interest of JOYY Inc.		(105,112)		(16,109)		(516,703)		625,319
Net income from discontinued operations attributable to controlling interest of JOYY Inc.		9,780,143		1,498,873		3,961,938		1,583,688
Less: Accretion of subsidiaries' redeemable convertible preferred shares to redemption value		38,474		5,896		38,346		73,159
Cumulative dividend on subsidiary's Series A Preferred Shares Cumulative dividend on subsidiary's Series A Preferred Shares		27,651		4,238		27,559		4,606
Deemed dividend to subsidiary's preferred shareholders		0		0		0		489,284
Net income attributable to common shareholders of JOYY Inc.		9,608,906		1,472,630		3,379,330		1,641,958
Net income (loss) from continuing operations attributable to common shareholders of JOYY Inc.		(171,237)		(26,243)		(582,608)		614,630
Net income from discontinued operations attributable to common shareholders of JOYY Inc.		9,780,143		1,498,873		3,961,938		1,027,328
Other comprehensive income (loss):
Foreign currency translation adjustments, net of nil tax		(1,455,118)		(223,007)		571,815		434,080
Comprehensive income attributable to the common shareholders of JOYY Inc.		¥ 8,153,788		$ 1,249,623		¥ 3,951,145		¥ 2,076,038
Net income (loss) per ADS
Net income (loss) per share, Basic | (per share)		¥ 6.00		$ 0.92	[2]	¥ 2.19		¥ 1.28	[2]
Net income (loss) per share, Basic, Continuing operations | (per share)		(0.11)		(0.02)		(0.38)		0.48
Net income (loss) per share, Basic, Discontinued operations | (per share)		6.11		0.94		2.57		0.80
Net income (loss) per share, Diluted | (per share)	[2]	6.00		0.92		2.18		1.27
Net income (loss) per share, Diluted, Continuing operations | (per share)		(0.11)		(0.02)		(0.38)		0.48
Net income (loss) per share, Diluted, Discontinued operations | (per share)		¥ 6.11		$ 0.94		¥ 2.56		¥ 0.79
Weighted average number of ADS/Common shares used in calculating net income (loss) per ADS/Common share
Weighted average number of share used in calculating net income (loss) per ADS, Basic, Continuing operations		1,600,199,759		1,600,199,759		1,544,396,920		1,280,847,795
Weighted average number of share used in calculating net income (loss) per ADS, Basic, Discontinued operations		1,600,199,759		1,600,199,759		1,544,396,920		1,280,847,795
Weighted average number of share used in calculating net income (loss) per ADS, Diluted, Continuing operations		1,600,199,759		1,600,199,759		1,544,396,920		1,293,908,738
Weighted Average Number of Shares Outstanding, Diluted, From Discontinued Operations	[2]	1,600,199,759		1,600,199,759		1,544,396,920		1,293,908,738
ADS
Net income (loss) per ADS
Net income (loss) per share, Basic | (per share)	[2]	¥ 120.10		$ 18.40		¥ 43.77		¥ 25.64
Net income (loss) per share, Basic, Continuing operations | (per share)		(2.14)	[2]	(0.33)		(7.54)	[2]	9.60	[2]
Net income (loss) per share, Basic, Discontinued operations | (per share)		122.24	[2]	18.73		51.31	[2]	16.04	[2]
Net income (loss) per share, Diluted | (per share)	[2]	120.04		18.39		43.59		25.38
Net income (loss) per share, Diluted, Continuing operations | (per share)		(2.14)	[2]	(0.33)		(7.54)	[2]	9.50	[2]
Net income (loss) per share, Diluted, Discontinued operations | (per share)		¥ 122.18	[2]	$ 18.72		¥ 51.13	[2]	¥ 15.88	[2]
Weighted average number of ADS/Common shares used in calculating net income (loss) per ADS/Common share
Weighted average number of share used in calculating net income (loss) per ADS, Basic, Continuing operations		80,009,988		80,009,988		77,219,846		64,042,390
Weighted average number of share used in calculating net income (loss) per ADS, Basic, Discontinued operations		80,009,988		80,009,988		77,219,846		64,042,390
Weighted average number of share used in calculating net income (loss) per ADS, Diluted, Continuing operations		80,009,988		80,009,988		77,219,846		64,695,437
Weighted Average Number of Shares Outstanding, Diluted, From Discontinued Operations		80,009,988		80,009,988		77,219,846		64,695,437
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Net revenues
Total net revenues		¥ 12,524,825		$ 1,919,513		¥ 5,330,790		¥ 361,475

[1]	Share-based compensation was allocated in cost of revenues and operating expenses as follows
[2]	Each ADS represents 20 common shares.